UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dividend Capital Investments, LLC
Address: 518 17th Street
         18th Floor
         Denver, Colorado  80202

13F File Number:  28-11573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Derek Mullins
Title:     Director of Operations
Phone:     (303) 285-0362

Signature, Place, and Date of Signing:

     Derek Mullins     Denver, CO/USA     February 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $12,343 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109      344     5700 SH       SOLE                     5700        0        0
AMB PROPERTY CORP              COM              00163T109      267    11400 SH       SOLE                    11400        0        0
AVALONBAY CMNTYS INC           COM              053484101      339     5600 SH       SOLE                     5600        0        0
BOSTON PROPERTIES INC          COM              101121101      682    12400 SH       SOLE                    12400        0        0
BRE PROPERTIES INC             CL A             05564E106      227     8100 SH       SOLE                     8100        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108      292     9500 SH       SOLE                     9500        0        0
DIGITAL RLTY TR INC            COM              253868103      306     9300 SH       SOLE                     9300        0        0
DOUGLAS EMMETT INC             COM              25960P109      733    56100 SH       SOLE                    56100        0        0
EASTGROUP PPTY INC             COM              277276101      228     6400 SH       SOLE                     6400        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      122     4100 SH       SOLE                     4100        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476l107      492    16500 SH       SOLE                    16500        0        0
ESSEX PPTY TR INC              COM              297178105      507     6600 SH       SOLE                     6600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102       62     6000 SH       SOLE                     6000        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     1031    16600 SH       SOLE                    16600        0        0
HCP INC                        COM              40414L109      455    16400 SH       SOLE                    16400        0        0
HEALTH CARE REIT INC           COM              42217K106      203     4800 SH       SOLE                     4800        0        0
KIMCO REALTY CORP              COM              49446R109      461    25200 SH       SOLE                    25200        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      228    20600 SH       SOLE                    20600        0        0
MACERICH CO                    COM              554382101      192    10600 SH       SOLE                    10600        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104      138     4800 SH       SOLE                     4800        0        0
PROLOGIS                       SH BEN INT       743410102      346    24900 SH       SOLE                    24900        0        0
PUBLIC STORAGE                 COM              74460D109      819    10300 SH       SOLE                    10300        0        0
REALTY INCOME CORP             COM              756109104      259    11200 SH       SOLE                    11200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     1052    19800 SH       SOLE                    19800        0        0
SL GREEN RLTY CORP             COM              78440X101      130     5000 SH       SOLE                     5000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      415    23200 SH       SOLE                    23200        0        0
TAUBMAN CTRS INC               COM              876664103      395    15500 SH       SOLE                    15500        0        0
VENTAS INC                     COM              92276F100      634    18900 SH       SOLE                    18900        0        0
VORNADO RLTY TR                SH BEN INT       929042109      984    16300 SH       SOLE                    16300        0        0